INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

15. INCOME TAX EXPENSE

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current and applicable laws of the British Virgin Islands, the Group is not subject to tax on income or capital gain. The British Virgin Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Group levied by the Government of the British Virgin Islands except for stamp duties which may be applicable on instruments executed in, or after execution brought within the jurisdiction of the British Virgin Islands. No stamp duty is payable in the British Virgin Islands on the issue of shares by, or any transfers of shares of, British Virgin Islands companies (except those which hold interests in land in the British Virgin Islands). The British Virgin Islands is not party to any double tax treaties that are applicable to any payments made to or by the Group. There are no exchange control regulations or currency restrictions in the British Virgin Islands.

There is currently no withholding tax or change control regulations in the British Virgin Islands applicable to our Group.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to $256,285 (HK$2,000,000), and 16.5% on any part of assessable profits over $256,285 (HK$2,000,000).

Income tax expense consisted of the following components:

	For the years ended March 31,
	2026	2025	2024

Hong Kong:
Current tax	$148,185	$160,852	$-
Deferred tax	(13,734)	(9,549)	-
Total	$134,451	$151,303	$-

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

15. INCOME TAX EXPENSE (Cont.)

The following tables provide the reconciliation of the differences between the statutory and effective tax rates following as of March 31, 2026, 2025 and 2024:

	For the years ended March 31,
	2026	2025	2024

Profit before income taxes	$244,179	$1,414,128	$(25,675)

Tax at Hong Kong statutory tax rate of 16.5%	40,290	233,331	(4,236)
Tax effect on non-deductible expense	116,007	-	-
Tax effect on non-assessable income	(318)	(106)	(145)
Effect of two-tier tax rate	(21,144)	(21,167)	-
Tax reduction allowed by Hong Kong government	(384)	(192)	-
Change in valuation allowance	-	(60,563)	4,381
Income tax expense	$134,451	$151,303	$-

The Group’s effective tax rate was 55.1%, 10.7% and nil for the years ended March 31, 2026, 2025 and 2024. The Group has no unused tax losses as of March 31, 2026 and 2025.

Significant components of deferred tax were as follows:

	As of March 31,
	2026	2025

Deferred tax assets	$23,659	$9,567
Deferred tax liabilities	(494)	-
	23,165	9,567

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2026	2025

Deferred tax assets:
Property, plant and equipment	$-	$5,329
Inventory provision	2,119	-
Provision of expected credit losses	21,540	4,238
Sub-total	23,659	9,567
Less: valuation allowance	-	-
Total deferred tax assets	23,659	9,567

As of March 31, 2026, the management of the Group considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. No valuation allowance was provided as of March 31, 2026 and 2025. For the years ended March 31, 2026, 2025 and 2024, net operating loss carry-forward of $nil, $26,551 and $nil, respectively, has been utilized to offset taxable income for the year with corresponding income tax benefit of $nil, $4,381 and $nil.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS